Income Taxes (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current:
Federal									$ 2,761	$ 3,578	$ 3,619
State									385	489	496
Total current									3,146	4,067	4,115
Deferred:
Federal									3,189	(267)	391
State									1,567	(50)	74
Total deferred									4,756	(317)	465
Total income tax expense	$ 4,979	$ 847	$ 983	$ 1,093	$ 1,052	$ 1,003	$ 730	$ 965	$ 7,902	$ 3,750	$ 4,580